Summary of Significant Accounting Policies - Schedule of Financial Assets Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - CNY (¥) ¥ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis [Line Items]
Investment in marketable equity security	[1]	¥ 1,334	¥ 1,224
Short term investments			1,224
Quoted price in active markets for identical assets Level 1 [Member]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis [Line Items]
Investment in marketable equity security	[1]	1,334	1,224
Short term investments			1,224
Significant other observable inputs Level 2 [Member]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis [Line Items]
Investment in marketable equity security	[1]
Short term investments
Significant unobservable inputs Level 3 [Member]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis [Line Items]
Investment in marketable equity security	[1]
Short term investments
Foreign currency swap contracts [Member]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis [Line Items]
Short term investments		1,433
Short term investments:
Derivative assets	[2]	95
Foreign currency swap contracts [Member] | Quoted price in active markets for identical assets Level 1 [Member]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis [Line Items]
Short term investments		1,334
Short term investments:
Derivative assets	[2]
Foreign currency swap contracts [Member] | Significant other observable inputs Level 2 [Member]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis [Line Items]
Short term investments		99
Short term investments:
Derivative assets	[2]	95
Foreign currency swap contracts [Member] | Significant unobservable inputs Level 3 [Member]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis [Line Items]
Short term investments
Short term investments:
Derivative assets	[2]
Interest rate swap contracts [Member]
Short term investments:
Derivative assets	[2]	4
Interest rate swap contracts [Member] | Quoted price in active markets for identical assets Level 1 [Member]
Short term investments:
Derivative assets	[2]
Interest rate swap contracts [Member] | Significant other observable inputs Level 2 [Member]
Short term investments:
Derivative assets	[2]	4
Interest rate swap contracts [Member] | Significant unobservable inputs Level 3 [Member]
Short term investments:
Derivative assets	[2]

[1]	The Company had investment in common shares in Jiangxi Zhengbang Technology Co., Ltd. (“Zhengbang”), which is a public company listed on A shares of China. The investment in Zhengbang with readily determinable fair value is measured and recorded at fair value using the market approach based on the quoted prices in active markets at the reporting date.
[2]	The Company entered into foreign currency swap contracts and cross-currency interest rate swap contract on November 28, 2024 with a commercial bank to (i) exchange its funds denominated in RMB for Japanese Yen (“JPY”) at a fixed exchange rate of 0.047840 with the notional amount of RMB20,222 and (ii) exchange the monthly floating rate interest payment denominated in JPY (see Note 10 for a fixed rate of 3.15% interest payment denominated in RMB. The foreign currency swap contracts and cross currency interest rate swap contracts will be terminated on November 24, 2025 and November 25, 2025, respectively. The Company determined the foreign currency swap contracts and cross currency interest rate swap contracts as non-designated derivative instruments, which are remeasured to fair value at each reporting date and the fair value of foreign currency swap contracts is based on market quotes for foreign currencies and interest rate swaps are based on market interest curves. As observable inputs are available for these derivatives, they have been classified in Level 2. Changes in the fair value of foreign currency swap derivative and interest rate swap derivative are recognized in the consolidated statements of income and comprehensive income as other income.